WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communications - 5.4%
Internet Media & Services - 2.2%
Alphabet, Inc. - Class A (a)	56,300	$ 5,564,692

Telecommunications - 3.2%
AT&T, Inc.	405,136	8,252,620

Consumer Discretionary - 5.9%
Leisure Facilities & Services - 2.1%
Domino's Pizza, Inc.	15,111	5,334,183

Retail - Discretionary - 3.8%
Home Depot, Inc. (The)	15,929	5,163,704
O'Reilly Automotive, Inc. (a)	5,957	4,720,029
		9,883,733
Consumer Staples - 10.4%
Beverages - 1.9%
PepsiCo, Inc.	27,701	4,737,425

Food - 2.0%
McCormick & Company, Inc.	69,373	5,211,300

Household Products - 3.1%
Church & Dwight Company, Inc.	64,106	5,183,611
Estee Lauder Companies, Inc. (The) - Class A	9,658	2,676,039
		7,859,650
Retail - Consumer Staples - 3.4%
Dollar General Corporation	10,515	2,456,304
Walmart, Inc.	43,869	6,311,433
		8,767,737
Energy - 8.2%
Oil & Gas Producers - 7.4%
Chevron Corporation	35,330	6,148,126
ConocoPhillips	42,291	5,154,004
EOG Resources, Inc.	38,995	5,157,089

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Energy - 8.2% (Continued)
Oil & Gas Producers - 7.4% (Continued)
Valero Energy Corporation	17,529	$ 2,454,586
		18,913,805
Oil & Gas Services & Equipment - 0.8%
Schlumberger Ltd.	38,253	2,179,656

Financials - 16.9%
Banking - 8.3%
Bank of America Corporation	224,748	7,974,059
JPMorgan Chase & Company	64,996	9,096,840
Western Alliance Bancorp	56,736	4,276,193
		21,347,092
Institutional Financial Services - 2.1%
Goldman Sachs Group, Inc. (The)	14,957	5,471,420

Insurance - 6.5%
American International Group, Inc.	79,217	5,008,099
Arthur J. Gallagher & Company	33,019	6,462,478
Berkshire Hathaway, Inc. - Class B (a)	16,346	5,092,106
		16,562,683
Health Care - 15.8%
Biotech & Pharma - 5.6%
Gilead Sciences, Inc.	73,403	6,161,448
Johnson & Johnson	50,020	8,174,268
		14,335,716
Health Care Facilities & Services - 4.5%
HCA Healthcare, Inc.	10,285	2,623,395
McKesson Corporation	6,714	2,542,457
UnitedHealth Group, Inc.	13,045	6,511,934
		11,677,786
Medical Equipment & Devices - 5.7%
Becton, Dickinson and Company	27,588	6,958,246
Danaher Corporation	28,719	7,592,729
		14,550,975

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 8.9%
Diversified Industrials - 4.5%
Eaton Corporation plc	40,688	$ 6,600,001
Honeywell International, Inc.	23,586	4,917,209
		11,517,210
Electrical Equipment - 2.0%
Fortive Corporation	75,695	5,149,531

Transportation & Logistics - 2.4%
Union Pacific Corporation	30,421	6,211,664

Real Estate - 5.3%
REITs - 5.3%
Alexandria Real Estate Equities, Inc.	28,667	4,607,934
Prologis, Inc.	27,905	3,607,558
VICI Properties, Inc.	153,429	5,244,203
		13,459,695
Technology - 14.1%
Semiconductors - 4.7%
ASML Holding N.V.	8,345	5,514,710
Microchip Technology, Inc.	84,059	6,524,659
		12,039,369
Software - 3.0%
Microsoft Corporation	31,333	7,764,631

Technology Hardware - 2.0%
Motorola Solutions, Inc.	19,452	4,999,359

Technology Services - 4.4%
CACI International, Inc. - Class A (a)	19,478	6,000,977
Visa, Inc. - Class A	23,244	5,351,001
		11,351,978
Utilities - 6.2%
Electric Utilities - 6.2%
DTE Energy Company	43,424	5,053,251
NextEra Energy, Inc.	59,815	4,463,993

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Utilities - 6.2% (Continued)
Electric Utilities - 6.2% (Continued)
WEC Energy Group, Inc.	66,531	$ 6,253,249
		15,770,493

Total Common Stocks (Cost $199,066,220)		$ 248,914,403

MONEY MARKET FUNDS - 2.9%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 3.92% (b) (Cost $7,375,896)	7,375,896	$ 7,375,896

Investments at Value - 100.0% (Cost $206,442,116)		$ 256,290,299

Other Assets in Excess of Liabilities - 0.0% (c)		2,152

Net Assets - 100.0%		$ 256,292,451

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2023.
(c)	Percentage rounds to less than 0.1%.

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communications - 1.4%
Entertainment Content - 1.4%
Activision Blizzard, Inc.	106	$ 8,116

Consumer Discretionary - 10.4%
Home Construction - 4.4%
Armstrong World Industries, Inc.	147	11,379
Masonite International Corporation (a)	94	8,575
PulteGroup, Inc.	102	5,803
		25,757
Leisure Facilities & Services - 2.1%
Texas Roadhouse, Inc.	121	12,152

Retail - Discretionary - 3.9%
Bath & Body Works, Inc.	248	11,410
O'Reilly Automotive, Inc. (a)	14	11,093
		22,503
Consumer Staples - 7.0%
Food - 4.6%
Hostess Brands, Inc. (a)	377	8,720
McCormick & Company, Inc.	235	17,653
		26,373
Household Products - 0.9%
Church & Dwight Company, Inc.	66	5,337

Retail - Consumer Staples - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	124	8,986

Energy - 8.6%
Oil & Gas Producers - 8.6%
Chord Energy Corporation	64	9,173
Diamondback Energy, Inc.	109	15,927
EOG Resources, Inc.	107	14,151
Valero Energy Corporation	77	10,782
		50,033

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 15.5%
Banking - 8.0%
Atlantic Union Bankshares Corporation	307	$ 11,878
Cullen/Frost Bankers, Inc.	92	11,986
First Republic Bank	88	12,397
Western Alliance Bancorp	134	10,100
		46,361
Institutional Financial Services - 3.2%
Intercontinental Exchange, Inc.	76	8,174
Moelis & Company - Class A	217	10,144
		18,318
Insurance - 4.3%
American International Group, Inc.	183	11,569
Arthur J. Gallagher & Company	69	13,505
		25,074
Health Care - 8.2%
Health Care Facilities & Services - 4.8%
Centene Corporation (a)	170	12,961
McKesson Corporation	39	14,768
		27,729
Medical Equipment & Devices - 3.4%
Cooper Companies, Inc. (The)	37	12,910
ICU Medical, Inc. (a)	34	6,570
		19,480
Industrials - 1.9%
Electrical Equipment - 1.9%
Fortive Corporation	161	10,953

Materials - 11.7%
Chemicals - 6.1%
Axalta Coating Systems Ltd. (a)	407	12,251
CF Industries Holdings, Inc.	119	10,079
Univar Solutions, Inc. (a)	383	13,206
		35,536
Construction Materials - 1.7%
Eagle Materials, Inc.	66	9,641

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Materials - 11.7% (Continued)
Containers & Packaging - 3.9%
Crown Holdings, Inc.	130	$ 11,461
WestRock Company	291	11,419
		22,880
Real Estate - 12.4%
REITs - 12.4%
Alexandria Real Estate Equities, Inc.	73	11,734
Americold Realty Trust, Inc.	379	11,904
National Storage Affiliates Trust	217	8,854
Realty Income Corporation	171	11,599
Ventas, Inc.	313	16,217
VICI Properties, Inc.	335	11,450
		71,758
Technology - 10.0%
Semiconductors - 6.0%
Lattice Semiconductor Corporation (a)	118	8,943
Microchip Technology, Inc.	182	14,127
Rambus, Inc. (a)	289	11,696
		34,766
Software - 1.5%
Tyler Technologies, Inc. (a)	27	8,715

Technology Services - 2.5%
CACI International, Inc. - Class A (a)	46	14,172

Utilities - 10.3%
Electric Utilities - 10.3%
Alliant Energy Corporation	279	15,074
CMS Energy Corporation	225	14,218
DTE Energy Company	126	14,663
Evergy, Inc.	254	15,913
		59,868

Total Common Stocks (Cost $524,535)		$ 564,508

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b) (Cost $12,803)	12,803	$ 12,803

Investments at Value - 99.6% (Cost $537,338)		$ 577,311

Other Assets in Excess of Liabilities - 0.4%		2,037

Net Assets - 100.0%		$ 579,348

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2023.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 10.0%
Apparel & Textile Products - 1.0%
Deckers Outdoor Corporation (a)	6,890	$ 2,945,337

Home Construction - 1.0%
Armstrong World Industries, Inc.	39,210	3,035,246

Leisure Facilities & Services - 4.1%
Papa John's International, Inc.	67,047	6,013,445
Texas Roadhouse, Inc.	60,767	6,102,830
		12,116,275
Leisure Products - 1.2%
Topgolf Callaway Brands Corporation (a)	145,146	3,554,626

Retail - Discretionary - 2.7%
Academy Sports & Outdoors, Inc.	53,679	3,135,927
Advance Auto Parts, Inc.	33,470	5,096,812
		8,232,739
Consumer Staples - 3.7%
Food - 3.7%
Hostess Brands, Inc. (a)	246,538	5,702,424
J & J Snack Foods Corporation	37,216	5,333,053
		11,035,477
Energy - 6.8%
Oil & Gas Producers - 6.8%
Chord Energy Corporation	30,774	4,410,837
Diamondback Energy, Inc.	39,652	5,793,950
Magnolia Oil & Gas Corporation - Class A	240,337	5,674,357
PDC Energy, Inc.	64,753	4,385,721
		20,264,865
Financials - 18.6%
Banking - 12.3%
Atlantic Union Bankshares Corporation	159,994	6,190,168
Cullen/Frost Bankers, Inc.	54,436	7,091,922
Pinnacle Financial Partners, Inc.	67,210	5,291,443
Seacoast Banking Corporation of Florida	85,704	2,751,956

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 18.6% (Continued)
Banking - 12.3% (Continued)
Texas Capital Bancshares, Inc. (a)	93,716	$ 6,191,816
Triumph Financial, Inc. (a)	51,456	2,867,643
Wintrust Financial Corporation	68,675	6,281,702
		36,666,650
Institutional Financial Services - 2.0%
Perella Weinberg Partners	602,209	6,172,642

Insurance - 4.3%
BRP Group, Inc. - Class A (a)	25,949	743,439
International General Insurance Holdings Ltd.	374,497	3,067,131
RenaissanceRe Holdings Ltd.	29,425	5,758,178
Voya Financial, Inc.	46,916	3,273,329
		12,842,077
Health Care - 9.9%
Biotech & Pharma - 2.0%
Prestige Consumer Healthcare, Inc. (a)	89,869	5,909,785

Health Care Facilities & Services - 1.9%
Catalent, Inc. (a)	57,355	3,071,361
Premier, Inc. - Class A	81,095	2,705,329
		5,776,690
Medical Equipment & Devices - 6.0%
Cooper Companies, Inc. (The)	16,804	5,863,420
Integer Holdings Corporation (a)	89,229	5,872,160
Integra LifeSciences Holdings Corporation (a)	57,449	3,291,828
Merit Medical Systems, Inc. (a)	42,366	3,022,814
		18,050,222
Industrials - 12.4%
Aerospace & Defense - 3.7%
Hexcel Corporation	71,926	5,076,537
Moog, Inc. - Class A	63,314	6,035,090
		11,111,627
Electrical Equipment - 4.
Hubbell, Inc.	24,339	5,571,441
Littelfuse, Inc.	11,941	3,065,135

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 12.4% (Continued)
Electrical Equipment - 4.4% (Continued)
Veritiv Holdings Company	317,645	$ 4,516,912
		13,153,488
Machinery - 4.3%
AGCO Corporation	24,553	3,391,506
Albany International Corporation - Class A	54,703	6,134,941
Middleby Corporation (The) (a)	20,437	3,176,932
		12,703,379
Materials - 9.7%
Chemicals - 4.4%
Axalta Coating Systems Ltd. (a)	213,105	6,414,460
Ecovyst, Inc. (a)	649,942	6,817,892
		13,232,352
Construction Materials - 2.2%
Eagle Materials, Inc.	44,011	6,429,127

Containers & Packaging - 2.1%
WestRock Company	160,504	6,298,177

Metals & Mining - 1.0%
Encore Wire Corporation	19,205	3,100,263

Real Estate - 13.2%
Real Estate Owners & Developers - 2.1%
Radius Global Infrastructure, Inc. - Class A (a)	469,358	6,322,252

REITs - 11.1%
American Assets Trust, Inc.	211,813	6,028,198
Americold Realty Trust, Inc.	192,874	6,058,172
Corporate Office Properties Trust	216,342	6,072,720
First Industrial Realty Trust, Inc.	119,744	6,388,342
National Retail Properties, Inc.	65,265	3,090,298
Urban Edge Properties	343,501	5,410,141
		33,047,871

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Technology - 10.3%
Semiconductors - 3.8%
Amkor Technology, Inc.	95,329	$ 2,789,326
Lattice Semiconductor Corporation (a)	58,009	4,396,502
Rambus, Inc. (a)	102,540	4,149,794
		11,335,622
Software - 2.0%
Tyler Technologies, Inc. (a)	18,835	6,079,373

Technology Hardware - 1.5%
Viavi Solutions, Inc. (a)	396,763	4,483,422

Technology Services - 3.0%
CACI International, Inc. - Class A (a)	19,714	6,073,686
Science Applications International Corporation	26,205	2,719,555
		8,793,241
Utilities - 4.9%
Electric Utilities - 4.9%
Alliant Energy Corporation	54,104	2,923,239
IDACORP, Inc.	55,210	5,841,770
NorthWestern Corporation	102,438	5,818,479
		14,583,488

Total Common Stocks (Cost $264,357,001)		$ 297,276,313

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 3.92% (b) (Cost $2,090,029)	2,090,029	$ 2,090,029

Investments at Value - 100.2% (Cost $266,447,030)		$ 299,366,342

Liabilities in Excess of Other Assets - (0.2%)		(678,854)

Net Assets - 100.0%		$ 298,687,488

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2023.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 11.9%
Automotive - 1.2%
Methode Electronics, Inc.	266,377	$ 12,716,838

Home Construction - 4.1%
Century Communities, Inc.	354,905	21,720,186
Masonite International Corporation (a)	249,943	22,799,800
		44,519,986
Leisure Facilities & Services - 3.1%
Chuy's Holdings, Inc. (a)	366,822	12,556,317
Papa John's International, Inc.	240,940	21,609,909
		34,166,226
Retail - Discretionary - 3.5%
Academy Sports & Outdoors, Inc.	295,645	17,271,581
Monro, Inc.	426,423	21,704,931
		38,976,512
Consumer Staples - 6.0%
Beverages - 1.1%
Duckhorn Portfolio, Inc. (The) (a)	749,080	12,120,114

Food - 3.9%
Hostess Brands, Inc. (a)	967,274	22,373,048
J & J Snack Foods Corporation	140,744	20,168,615
		42,541,663
Household Products - 1.0%
Central Garden & Pet Company - Class A (a)	283,357	11,229,438

Energy - 7.0%
Oil & Gas Producers - 7.0%
Chord Energy Corporation	156,258	22,396,459
Enerplus Corporation	708,060	12,568,065
Northern Oil and Gas, Inc.	604,474	20,261,969
Sitio Royalties Corporation - Class A	805,058	21,390,391
		76,616,884

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 24.0%
Banking - 18.6%
Atlantic Union Bankshares Corporation	616,770	$ 23,862,831
City Holding Company	230,920	21,888,907
Columbia Banking System, Inc.	624,718	19,310,033
First Bancorp	298,875	11,910,169
National Bank Holdings Corporation - Class A	258,140	10,901,252
Provident Financial Services, Inc.	511,769	12,006,101
Renasant Corporation	574,778	20,450,601
Sandy Spring Bancorp, Inc.	613,835	20,747,623
Seacoast Banking Corporation of Florida	657,362	21,107,894
Triumph Financial, Inc. (a)	351,268	19,576,166
Veritex Holdings, Inc.	760,145	21,398,082
		203,159,659
Institutional Financial Services - 4.0%
Moelis & Company - Class A	460,811	21,542,914
Piper Sandler Companies	154,300	21,926,030
		43,468,944
Insurance - 1.4%
AMERISAFE, Inc.	281,351	15,496,813

Health Care - 8.0%
Biotech & Pharma - 1.9%
Prestige Consumer Healthcare, Inc. (a)	318,874	20,969,154

Health Care Facilities & Services - 2.1%
Patterson Companies, Inc.	738,872	22,306,546

Medical Equipment & Devices - 4.0%
Avanos Medical, Inc. (a)	365,418	11,196,407
CONMED Corporation	221,961	21,254,985
Merit Medical Systems, Inc. (a)	158,259	11,291,780
		43,743,172
Industrials - 11.5%
Aerospace & Defense - 2.0%
Moog, Inc. - Class A	230,782	21,998,140

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 11.5% (Continued)
Engineering & Construction - 2.2%
Comfort Systems USA, Inc.	199,197	$ 24,110,805

Industrial Intermediate Products - 1.1%
AZZ, Inc.	285,875	12,143,970

Machinery - 6.2%
Alamo Group, Inc.	146,518	22,925,672
Albany International Corporation - Class A	210,212	23,575,276
Federal Signal Corporation	399,849	21,291,959
		67,792,907
Materials - 8.3%
Chemicals - 4.4%
Ecovyst, Inc. (a)	1,437,826	15,082,795
Innospec, Inc.	102,203	11,550,983
Stepan Company	197,756	21,721,519
		48,355,297
Forestry, Paper & Wood Products - 1.7%
UFP Industries, Inc.	191,900	17,952,245

Metals & Mining - 2.2%
Encore Wire Corporation	85,347	13,777,566
Livent Corporation (a)	410,806	10,648,092
		24,425,658
Real Estate - 13.4%
Real Estate Owners & Developers - 1.9%
Radius Global Infrastructure, Inc. - Class A (a)	1,577,029	21,242,581

REITs - 11.5%
Corporate Office Properties Trust	811,436	22,777,008
Easterly Government Properties, Inc.	693,115	11,256,188
Four Corners Property Trust, Inc.	735,235	21,145,359
Plymouth Industrial REIT, Inc.	1,062,208	23,772,215
PotlatchDeltic Corporation	241,209	11,807,180
Sunstone Hotel Investors, Inc.	1,125,740	12,371,883

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Real Estate - 13.4% (Continued)
REITs - 11.5% (Continued)
Urban Edge Properties	1,437,042	$ 22,633,411
		125,763,244
Technology - 4.7%
Semiconductors - 1.8%
Rambus, Inc. (a)	495,228	20,041,877

Technology Hardware - 2.9%
ADTRAN Holdings, Inc.	549,390	10,366,989
Viavi Solutions, Inc. (a)	1,893,243	21,393,646
		31,760,635
Utilities - 3.8%
Electric Utilities - 3.8%
Avista Corporation	517,879	20,663,372
NorthWestern Corporation	375,039	21,302,215
		41,965,587

Total Common Stocks (Cost $930,552,256)		$ 1,079,584,895

MONEY MARKET FUNDS - 1.3%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 3.92% (b) (Cost $14,174,034)	14,174,034	$ 14,174,034

Investments at Value - 99.9% (Cost $944,726,290)		$ 1,093,758,929

Other Assets in Excess of Liabilities - 0.1%		728,275

Net Assets - 100.0%		$ 1,094,487,204

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2023.

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communications - 2.6%
Telecommunications - 2.6%
AT&T, Inc.	30,541	$ 622,120

Consumer Discretionary - 4.0%
Leisure Facilities & Services - 2.1%
Papa John's International, Inc.	5,607	502,892

Retail - Discretionary - 1.9%
O'Reilly Automotive, Inc. (a)	575	455,601

Consumer Staples - 5.8%
Beverages - 1.8%
PepsiCo, Inc.	2,559	437,640

Household Products - 2.1%
Estee Lauder Companies, Inc. (The) - Class A	1,772	490,986

Retail - Consumer Staples - 1.9%
Walmart, Inc.	3,205	461,103

Energy - 9.2%
Oil & Gas Producers - 9.2%
Chevron Corporation	3,660	636,913
Diamondback Energy, Inc.	3,618	528,662
EOG Resources, Inc.	3,657	483,639
Pioneer Natural Resources Company	2,329	536,485
		2,185,699
Financials - 19.5%
Banking - 9.0%
Atlantic Union Bankshares Corporation	12,955	501,229
Bank of America Corporation	17,699	627,960
JPMorgan Chase & Company	4,160	582,234
Pinnacle Financial Partners, Inc.	5,351	421,284
		2,132,707

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 19.5% (Continued)
Institutional Financial Services - 2.0%
Perella Weinberg Partners	45,601	$ 467,410

Insurance - 8.5%
Arthur J. Gallagher & Company	2,303	450,743
Berkshire Hathaway, Inc. - Class B (a)	1,642	511,516
Chubb Ltd.	1,540	350,335
Everest Re Group Ltd.	1,386	484,670
International General Insurance Holdings Ltd.	29,246	239,525
		2,036,789
Health Care - 14.7%
Biotech & Pharma - 5.2%
Gilead Sciences, Inc.	7,146	599,835
Johnson & Johnson	3,851	629,331
		1,229,166
Health Care Facilities & Services - 3.9%
McKesson Corporation	1,214	459,718
UnitedHealth Group, Inc.	953	475,728
		935,446
Medical Equipment & Devices - 5.6%
Becton, Dickinson and Company	1,659	418,433
Cooper Companies, Inc. (The)	1,336	466,170
Danaher Corporation	1,728	456,849
		1,341,452
Industrials - 9.5%
Aerospace & Defense - 2.6%
Hexcel Corporation	3,082	217,528
L3Harris Technologies, Inc.	1,834	393,980
		611,508
Electrical Equipment - 3.8%
Fortive Corporation	6,546	445,324
Veritiv Holdings Company	31,980	454,756
		900,080
Machinery - 2.1%
Albany International Corporation - Class A	4,509	505,684

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Transportation & Logistics - 1.0%
Norfolk Southern Corporation	989	$ 243,106

Materials - 7.4%
Chemicals - 7.4%
Axalta Coating Systems Ltd. (a)	18,079	544,178
CF Industries Holdings, Inc.	2,735	231,654
Corteva, Inc.	7,397	476,737
Ecovyst, Inc. (a)	48,755	511,440
		1,764,009
Real Estate - 8.6%
Real Estate Owners & Developers - 2.5%
Radius Global Infrastructure, Inc. - Class A (a)	44,270	596,317

REITs - 6.1%
Alexandria Real Estate Equities, Inc.	2,989	480,452
Americold Realty Trust, Inc.	15,581	489,399
VICI Properties, Inc.	13,739	469,599
		1,439,450
Technology - 10.7%
Semiconductors - 4.2%
ASML Holding N.V.	352	232,616
Lattice Semiconductor Corporation (a)	4,971	376,752
Rambus, Inc. (a)	9,271	375,197
		984,565
Software - 2.6%
Microsoft Corporation	1,507	373,450
Tyler Technologies, Inc. (a)	745	240,463
		613,913
Technology Hardware - 1.9%
Motorola Solutions, Inc.	1,790	460,048

Technology Services - 2.0%
CACI International, Inc. - Class A (a)	1,564	481,853

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Utilities - 5.9%
Electric Utilities - 5.9%
CMS Energy Corporation	8,686	$ 548,868
DTE Energy Company	3,378	393,098
WEC Energy Group, Inc.	4,904	460,927
		1,402,893

Total Common Stocks (Cost $21,449,803)		$ 23,302,437

MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b) (Cost $536,700)	536,700	$ 536,700

Investments at Value - 100.2% (Cost $21,986,503)		$ 23,839,137

Liabilities in Excess of Other Assets - (0.2%)		(38,978)

Net Assets - 100.0%		$ 23,800,159

N.V.	- Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2023.

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 5.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 1.7%
U.S. Treasury Notes	4.125%	09/30/27	$ 2,100,000	$ 2,139,129

U.S. Treasury Bonds - 3.4%
U.S. Treasury Bonds	2.250%	02/15/52	500,000	372,617
U.S. Treasury Bonds	2.875%	05/15/52	2,225,000	1,902,375
U.S. Treasury Bonds	3.000%	08/15/52	2,400,000	2,107,125
				4,382,117

Total U.S. Government & Agencies (Cost $6,531,808)				$ 6,521,246

CONVERTIBLE BONDS - 4.2%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.5%
Live Nation Entertainment, Inc., 144A	3.125%	01/15/29	$ 630,000	$ 675,675

Health Care - 0.8%
CONMED Corporation	2.625%	02/01/24	810,000	958,230

Real Estate - 1.1%
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	1,500,000	1,381,875

Technology - 1.8%
Akamai Technologies, Inc.	0.125%	05/01/25	985,000	1,055,428
Ziff Davis, Inc., 144A	1.750%	11/01/26	1,182,000	1,248,192
				2,303,620

Total Convertible Bonds (Cost $5,325,985)				$ 5,319,400

CORPORATE BONDS - 34.1%	Coupon	Maturity	Par Value	Value
Communications - 1.4%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 465,000	$ 433,613
Magellanes, Inc., 144A	4.279%	03/15/32	742,000	657,725
Netflix, Inc.	6.375%	05/15/29	665,000	712,561
				1,803,899

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.9%
At Home Group, Inc., 144A	4.875%	07/15/28	$ 1,000,000	$ 720,000
Brunswick Corporation	2.400%	08/18/31	671,000	506,792
Cinemark USA, Inc., 144A	5.875%	03/15/26	750,000	673,481
Darden Restaurants, Inc.	4.550%	02/15/48	690,000	569,976
Ford Motor Credit Company, LLC	4.271%	01/09/27	485,000	456,773
General Motors Financial Company, Inc.	2.350%	01/08/31	550,000	438,456
Lowe's Companies, Inc.	5.625%	04/15/53	420,000	430,943
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,110,000	1,170,906
				4,967,327
Consumer Staples - 0.9%
Vector Group Ltd., 144A	5.750%	02/01/29	700,000	603,752
Viterra Finance B.V., 144A	2.000%	04/21/26	627,000	551,954
				1,155,706
Energy - 3.1%
Diamondback Energy, Inc.	4.400%	03/24/51	900,000	742,183
MPLX, L.P.	4.950%	09/01/32	850,000	834,687
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	825,000	779,198
Petróleos Mexicanos	6.700%	02/16/32	1,345,000	1,114,442
TransCanada Trust	5.600%	03/07/82	590,000	528,050
				3,998,560
Financials - 9.5%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	691,000	579,110
AerCap Ireland Capital Ltd.	3.850%	10/29/41	646,000	501,825
Aircastle Ltd., 144A	5.250%	08/11/25	510,000	498,195
Apollo Management Holdings, L.P., 144A	4.872%	02/15/29	480,000	461,911
Ares Capital Corporation, 144A	3.875%	01/15/26	1,625,000	1,527,135
Avolon Holdings Funding Ltd., 144A	2.750%	02/21/28	1,500,000	1,288,310
Bank of America Corporation (3MO LIBOR + 131) (a)	4.271%	07/23/29	470,000	453,477
Barclays plc (a)	7.437%	11/02/33	965,000	1,084,579
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,121,000	1,008,653
Credit Suisse Group AG, 144A (SOFR + 392) (a)	6.537%	08/12/33	752,000	718,966
Discover Financial Services	6.700%	11/29/32	415,000	441,929
Lincoln National Corporation	9.250%	12/31/49	400,000	442,000
National Australia Bank Ltd., 144A	6.429%	01/12/33	590,000	611,746

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 9.5% (Continued)
NatWest Group plc	5.516%	09/30/28	$ 900,000	$ 915,481
Protective Life Global Funding	5.366%	01/06/26	760,000	773,157
UBS Group AG, 144A (Yield of U.S. T-Note 0.625% 07/26 + 85) (a)	1.494%	08/10/27	865,000	760,686
				12,067,160
Health Care - 2.8%
Bausch Health Companies, Inc., 144A	5.500%	11/01/25	1,000,000	847,300
Community Health Systems, Inc., 144A	5.250%	05/15/30	1,400,000	1,129,688
Flex Ltd.	6.000%	01/15/28	930,000	964,533
Fresenius Medical Care US Finance III, Inc., 144A	3.000%	12/01/31	810,000	634,140
				3,575,661
Industrials - 3.2%
American Airlines Pass Through Trust, Series 2021-1B	3.950%	07/11/30	840,400	706,757
AP Moller - Maersk A/S, 144A	4.500%	06/20/29	600,000	588,892
Deluxe Corporation, 144A	8.000%	06/01/29	1,000,000	856,472
GEO Group, Inc. (The)	10.500%	06/30/28	1,000,000	1,022,912
Triton Container International Ltd., 144A	0.800%	08/01/23	965,000	937,572
				4,112,605
Materials - 2.2%
Livent Corporation	4.125%	07/15/25	460,000	1,413,120
SSR Mining, Inc.	2.500%	04/01/39	1,155,000	1,351,928
				2,765,048
Real Estate - 1.2%
Iron Mountain, Inc., 144A	5.000%	07/15/28	730,000	671,224
Kimco Realty Corporation	4.600%	02/01/33	575,000	554,303
MPT Operating Partnership, L.P.	4.625%	08/01/29	459,000	356,872
				1,582,399
Technology - 4.4%
Dell International, LLC / EMC Corporation	5.750%	02/01/33	910,000	907,538
MongoDB, Inc.	0.250%	01/15/26	550,000	673,750
MPH Acquisition Holdings, LLC, 144A	5.500%	09/01/28	1,100,000	913,000
NICE Ltd.	0.000%	09/15/25	1,040,000	994,760
Oracle Corporation	6.250%	11/09/32	715,000	776,965
Oracle Corporation	6.900%	11/09/52	395,000	453,959

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 4.4% (Continued)
TIBCO Software, Inc., 144A	6.500%	03/31/29	$ 1,000,000	$ 877,639
				5,597,611
Utilities - 1.5%
Consolidated Edison Company, Inc.	3.850%	06/15/46	1,069,000	884,054
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	1,000,000	961,226
				1,845,280

Total Corporate Bonds (Cost $44,914,888)				$ 43,471,256

FOREIGN GOVERNMENTS - 1.3%	Coupon	Maturity	Par Value	Value
Chile Government International Bond	3.500%	01/31/34	$ 1,000,000	$ 884,631
Republic of South Africa Government	5.875%	04/20/32	885,000	820,838
Total Foreign Governments (Cost $1,884,366)				$ 1,705,469

COMMON STOCKS - 48.3%			Shares	Value
Communications - 2.9%
Entertainment Content - 1.4%
Activision Blizzard, Inc.			23,058	$ 1,765,551

Internet Media & Services - 0.8%
Netflix, Inc. (b)			2,927	1,035,748

Telecommunications - 0.7%
AT&T, Inc.			47,306	963,624

Consumer Discretionary - 5.2%
Automotive - 0.8%
Harley-Davidson, Inc.			23,010	1,059,150

E-Commerce Discretionary - 0.5%
Amazon.com, Inc. (b)			6,257	645,284

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 48.3% (Continued)	Shares	Value
Consumer Discretionary - 5.2% (Continued)
Home Construction - 0.9%
Toll Brothers, Inc.	18,007	$ 1,071,237

Leisure Facilities & Services - 1.9%
McDonald's Corporation	5,444	1,455,726
Six Flags Entertainment Corporation (b)	35,527	953,900
		2,409,626
Retail - Discretionary - 1.1%
Home Depot, Inc. (The)	4,336	1,405,601

Consumer Staples - 2.7%
Household Products - 0.8%
Estee Lauder Companies, Inc. (The) - Class A	3,569	988,898

Retail - Consumer Staples - 1.9%
Costco Wholesale Corporation	2,238	1,143,931
Walmart, Inc.	9,449	1,359,428
		2,503,359
Energy - 4.3%
Oil & Gas Producers - 4.3%
Devon Energy Corporation	30,683	1,940,393
Energy Transfer, L.P.	203,019	2,696,093
EOG Resources, Inc.	6,277	830,133
		5,466,619
Financials - 8.5%
Asset Management - 1.0%
Charles Schwab Corporation (The)	16,554	1,281,611

Banking - 4.4%
JPMorgan Chase & Company	18,866	2,640,486

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 48.3% (Continued)	Shares	Value
Financials - 8.5% (Continued)
Banking - 4.4% (Continued)
Texas Capital Bancshares, Inc. (b)	30,288	$ 2,001,128
Wells Fargo & Company	20,128	943,399
		5,585,013
Institutional Financial Services - 0.6%
Moelis & Company - Class A	16,728	782,034

Insurance - 1.6%
Chubb Ltd.	4,711	1,071,705
Progressive Corporation (The)	7,282	992,901
		2,064,606
Specialty Finance - 0.9%
Annaly Capital Management, Inc.	49,199	1,154,700

Health Care - 5.3%
Biotech & Pharma - 4.8%
Amgen, Inc.	6,515	1,644,386
Bristol-Myers Squibb Company	23,417	1,701,245
Gilead Sciences, Inc.	25,188	2,114,281
Johnson & Johnson	3,815	623,447
		6,083,359
Medical Equipment & Devices - 0.5%
Medtronic plc	8,138	681,069

Industrials - 3.6%
Aerospace & Defense - 1.0%
Moog, Inc. - Class A	13,248	1,262,799

Diversified Industrials - 0.8%
Honeywell International, Inc.	4,902	1,021,969

Machinery - 1.0%
Deere & Company	2,998	1,267,674

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 48.3% (Continued)	Shares	Value
Industrials - 3.6% (Continued)
Transportation & Logistics - 0.8%
Union Pacific Corporation	5,187	$ 1,059,134

Materials - 3.9%
Metals & Mining - 3.9%
Barrick Gold Corporation	49,296	963,737
Freeport-McMoRan, Inc.	44,473	1,984,385
Glencore plc - ADR	76,176	1,015,426
Newmont Corporation	20,004	1,058,812
		5,022,360
Real Estate - 1.9%
REITs - 1.9%
Simon Property Group, Inc.	12,242	1,572,607
VICI Properties, Inc.	23,165	791,780
		2,364,387
Technology - 7.7%
Semiconductors - 1.0%
ASML Holding N.V.	1,958	1,293,925

Software - 2.7%
Microsoft Corporation	10,883	2,696,916
Workday, Inc. - Class A (b)	4,346	788,495
		3,485,411
Technology Hardware - 3.3%
Apple, Inc.	29,264	4,222,502

Technology Services - 0.7%
International Business Machines Corporation	6,433	866,718

Utilities - 2.3%
Electric Utilities - 2.3%
CMS Energy Corporation	9,832	621,284
NextEra Energy Partners, L.P.	19,541	1,432,355

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 48.3% (Continued)	Shares	Value
Utilities - 2.3% (Continued)
Electric Utilities - 2.3% (Continued)
WEC Energy Group, Inc.	8,722	$ 819,781
		2,873,420

Total Common Stocks (Cost $51,125,188)		$ 61,687,388

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF (Cost $1,278,248)	30,232	$ 1,310,557

PREFERRED STOCKS - 4.4%	Shares	Value
Communications - 1.3%
Telecommunications - 1.3%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A (b)	1,425	$ 1,718,749

Health Care - 1.3%
Medical Equipment & Devices - 1.3%
Boston Scientific Corporation, 5.500% - Series A	14,200	1,620,646

Utilities - 1.8%
Electric Utilities - 1.8%
AES Corporation (The), 6.875%	12,250	1,223,040
American Electric Power Company, Inc., 6.125%	21,450	1,103,603
		2,326,643

Total Preferred Stocks (Cost $5,307,270)		$ 5,666,038

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 3.92% (c) (Cost $1,154,613)	1,154,613	$ 1,154,613

Investments at Value - 99.3% (Cost $117,522,366)		$ 126,835,967

Other Assets in Excess of Liabilities - 0.7%		887,025

Net Assets - 100.0%		$ 127,722,992

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $24,946,649 as of January 31, 2023, representing 19.5% of net assets.
A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
B.V.	- Besloten Vennootschap
LIBOR	- London Interbank Offered Rate
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
T-Note	- U.S. Treasury Note

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2023.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 10.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) - 1.0%
U.S. Treasury Bills	4.620%	04/27/23	$ 6,545,000	$ 6,475,302

U.S. Treasury Bonds - 4.6%
U.S. Treasury Bonds	1.875%	11/15/51	6,753,000	4,595,469
U.S. Treasury Bonds	2.250%	02/15/52	11,108,000	8,278,064
U.S. Treasury Bonds	2.875%	05/15/52	4,055,000	3,467,025
U.S. Treasury Bonds	3.000%	08/15/52	15,433,000	13,549,692
				29,890,250
U.S. Treasury Notes - 4.4%
U.S. Treasury Notes	2.875%	06/15/25	7,000,000	6,812,695
U.S. Treasury Notes	2.500%	03/31/27	9,735,000	9,273,728
U.S. Treasury Notes	2.625%	05/31/27	5,000,000	4,783,203
U.S. Treasury Notes	3.250%	06/30/27	3,000,000	2,943,984
U.S. Treasury Notes	4.125%	09/30/27	2,000,000	2,037,266
U.S. Treasury Notes	1.625%	08/15/29	576,000	511,943
U.S. Treasury Notes	4.125%	11/15/32	1,679,000	1,761,376
				28,124,195

Total U.S. Government & Agencies (Cost $66,801,250)				$ 64,489,747

CONVERTIBLE BONDS - 2.6%	Coupon	Maturity	Par Value	Value
Communications - 0.4%
Snap, Inc.	0.125%	03/01/28	$ 3,439,000	$ 2,477,800

Consumer Discretionary - 0.4%
Live Nation Entertainment, Inc., 144A	3.125%	01/15/29	2,175,000	2,332,688

Health Care - 0.9%
Exact Sciences Corporation	0.375%	03/15/27	6,523,000	6,147,927

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 2.6% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 0.9%
Akamai Technologies, Inc.	0.125%	05/01/25	$ 5,733,000	$ 6,142,909

Total Convertible Bonds (Cost $18,908,989)				$ 17,101,324

CORPORATE BONDS - 45.9%	Coupon	Maturity	Par Value	Value
Communications - 3.6%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 3,050,000	$ 2,844,125
Charter Communications Operating, LLC	3.500%	03/01/42	6,705,000	4,627,208
Comcast Corporation	0.250%	05/20/27	3,000,000	2,850,531
DISH DBS Corporation	5.875%	11/15/24	4,300,000	4,058,125
Magallanes, Inc., 144A	4.054%	03/15/29	2,630,000	2,408,765
Magallanes, Inc., 144A	4.279%	03/15/32	4,568,000	4,049,173
Vodafone Group plc	4.875%	06/19/49	2,877,000	2,579,475
				23,417,402
Consumer Discretionary - 3.6%
AutoNation, Inc.	3.850%	03/01/32	3,280,000	2,777,053
Brunswick Corporation	2.400%	08/18/31	4,145,000	3,130,631
Lowe's Companies, Inc.	5.625%	04/15/53	2,555,000	2,621,566
Ross Stores, Inc.	4.600%	04/15/25	6,085,000	6,061,288
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	3,540,000	3,734,240
Thor Industries, Inc., 144A	4.000%	10/15/29	1,330,000	1,105,922
Whirlpool Corporation	4.750%	02/26/29	3,540,000	3,507,452
				22,938,152
Consumer Staples - 2.7%
7-Eleven, Inc., 144A	0.950%	02/10/26	2,170,000	1,937,001
BAT Capital Corporation	7.750%	10/19/32	3,576,000	3,977,321
Smithfield Foods, Inc., 144A	3.000%	10/15/30	2,799,000	2,202,124
Vector Group Ltd., 144A	5.750%	02/01/29	3,727,000	3,214,548
Viterra Finance B.V., 144A	2.000%	04/21/26	4,528,000	3,986,040
Viterra Finance B.V., 144A	4.900%	04/21/27	1,869,000	1,794,001
				17,111,035
Energy - 2.7%
Colonial Pipeline Company, 144A	3.750%	10/01/25	4,560,000	4,416,664
Diamondback Energy, Inc.	6.250%	03/15/33	1,955,000	2,075,826

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.9% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 2.7% (Continued)
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	$ 3,313,000	$ 3,129,071
Petróleos Mexicanos	6.700%	02/16/32	6,515,000	5,398,207
TransCanada Trust	5.600%	03/07/82	2,918,000	2,611,610
				17,631,378
Financials - 20.3%
AerCap Ireland Capital Ltd.	6.500%	07/15/25	1,184,000	1,205,065
AerCap Ireland Capital Ltd.	3.300%	01/30/32	3,939,000	3,301,176
AerCap Ireland Capital Ltd.	3.850%	10/29/41	3,927,000	3,050,568
Aircastle Ltd., 144A	5.250%	08/11/25	4,209,000	4,111,572
Ally Financial, Inc.	1.450%	10/02/23	382,000	372,792
Apollo Management Holdings, L.P., 144A	4.872%	02/15/29	4,325,000	4,162,010
Bank of America Corporation (b)	3.311%	04/22/42	8,650,000	6,934,852
Barclays plc (b)	7.437%	11/02/33	5,320,000	5,979,233
BNP Paribas S.A., 144A (c)	4.625%	02/25/31	4,146,000	3,391,460
Capital One Financial Corporation (Yield of U.S. T-Note 1.625% 02/31 + 112) (b)	2.359%	07/29/32	4,520,000	3,418,606
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	5,893,000	5,302,404
Corebridge Financial, Inc., 144A	3.500%	04/04/25	2,259,000	2,182,184
Credit Suisse Group AG, 144A (a)	6.537%	08/12/33	4,418,000	4,223,928
Discover Financial Services	6.700%	11/29/32	2,115,000	2,252,242
Equitable Financial Life, 144A	1.800%	03/08/28	3,964,000	3,397,478
Goldman Sachs Group, Inc. (The)	3.615%	03/15/28	4,234,000	4,025,947
Hercules Capital, Inc.	2.625%	09/16/26	3,959,000	3,438,245
JPMorgan Chase & Company	1.561%	12/10/25	3,170,000	2,968,093
JPMorgan Chase & Company (c)	3.650%	12/31/49	6,940,000	6,277,924
Lincoln National Corporation (c)	9.250%	12/31/49	2,065,000	2,281,825
Mitsubishi UFJ Financial Group, Inc. (Yield of U.S. T-Note with a constant maturity of 1 year + 55) (b)	0.953%	07/19/25	5,075,000	4,755,063
Morgan Stanley	1.512%	07/20/27	6,715,000	5,983,488
Morgan Stanley (SOFR + 262)	5.297%	04/20/37	4,138,000	4,003,033
National Australia Bank Ltd, 144A	6.429%	01/12/33	2,870,000	2,975,782
NatWest Group plc	5.516%	09/30/28	5,300,000	5,391,167
Nomura Holdings, Inc.	2.679%	07/16/30	2,331,000	1,933,990
PNC Financial Services Group, Inc. (The) (c)	3.400%	12/31/49	4,880,000	4,160,200

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 20.3% (Continued)
Protective Life Global Funding, 144A	5.366%	01/06/26	$ 3,735,000	$ 3,799,658
Royal Bank of Canada	6.000%	11/01/27	2,170,000	2,286,656
U.S. Bancorp (c)	3.700%	12/31/49	3,675,000	3,211,031
UBS Group AG, 144A (Yield of U.S. T-Note 0.625% 07/26 + 85) (b)	1.494%	08/10/27	7,975,000	7,013,258
Unum Group	4.125%	06/15/51	3,257,000	2,434,461
Wells Fargo & Company (Yield of U.S. T-Note with a constant maturity of 5 years + 345.3) (b)(c)	3.900%	12/31/49	6,699,000	6,175,641
Westpac Banking Corporation	3.133%	11/18/41	6,479,000	4,612,562
				131,013,594
Health Care - 3.1%
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	4,177,000	2,895,246
Community Health Systems, Inc., 144A	5.250%	05/15/30	5,575,000	4,498,579
Flex Ltd.	6.000%	01/15/28	4,735,000	4,910,821
Fresenius Medical Care US Finance III, Inc., 144A	3.000%	12/01/31	4,125,000	3,229,419
HCA, Inc., 144A	4.625%	03/15/52	5,571,000	4,659,277
				20,193,342
Industrials - 1.5%
Delta Air Lines, Inc.	7.375%	01/15/26	557,000	579,400
Flowserve Corporation	3.500%	10/01/30	1,867,000	1,624,925
Regal Rexnord Corporation, 144A	6.300%	02/15/30	3,050,000	3,103,342
Sempra Infrastructure, 144A	3.250%	01/15/32	5,198,000	4,317,397
				9,625,064
Real Estate - 2.2%
American Tower Corporation	2.950%	01/15/51	2,070,000	1,352,005
Kimco Realty Corporation	4.600%	02/01/33	4,600,000	4,434,429
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,540,000	1,197,350
Sabra Health Care, L.P.	3.200%	12/01/31	3,313,000	2,542,952
Simon Property Group, L.P.	2.650%	02/01/32	4,104,000	3,456,713
Vornado Realty, L.P.	3.400%	06/01/31	1,757,000	1,343,254
				14,326,703
Technology - 4.8%
Dell International, LLC	8.350%	07/15/46	3,980,000	4,788,242
DXC Technology Company	1.800%	09/15/26	4,104,000	3,624,389

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.9% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 4.8% (Continued)
Jabil, Inc.	1.700%	04/15/26	$ 2,909,000	$ 2,623,049
Kyndryl Holdings, Inc.	2.050%	10/15/26	2,124,000	1,821,167
Microchip Technology, Inc.	2.670%	09/01/23	1,266,000	1,247,972
Micron Technology, Inc.	2.703%	04/15/32	188,000	149,761
NXP USA, Inc.	5.000%	01/15/33	4,350,000	4,253,478
Oracle Corporation	6.250%	11/09/32	3,720,000	4,042,393
Oracle Corporation	6.900%	11/09/52	2,075,000	2,384,722
TIBCO Software, Inc., 144A	6.500%	03/31/29	3,675,000	3,225,324
VMware, Inc.	4.700%	05/15/30	2,911,000	2,816,292
				30,976,789
Utilities - 1.4%
NextEra Energy Capital Holdings, Inc.	2.440%	01/15/32	1,313,000	1,093,540
Pacific Gas and Electric Company	4.950%	07/01/50	4,895,000	4,063,310
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	4,166,000	4,004,467
				9,161,317

Total Corporate Bonds (Cost $316,441,094)				$ 296,394,776

FOREIGN GOVERNMENTS - 1.3%	Coupon	Maturity	Par Value	Value
Chile Government International Bond	2.750%	01/31/27	$ 266,000	$ 248,889
Chile Government International Bond	4.340%	03/07/42	270,000	238,964
Indonesia Government International Bond	4.550%	01/11/28	250,000	249,895
Mexico Government International Bond	4.875%	05/19/33	482,000	462,666
Mexico Government International Bond	3.500%	02/12/34	1,018,000	855,343
Mexico Government International Bond	6.350%	02/09/35	385,000	408,664
Mexico Government International Bond	3.771%	05/24/61	835,000	564,652
Panama Government International Bond	3.870%	07/23/60	508,000	339,573
Saudi Government International Bond, 144A	2.250%	02/02/33	5,835,000	4,772,797
Total Foreign Governments (Cost $9,837,396)				$ 8,141,443

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.3%	Shares	Value
Communications - 2.0%
Entertainment Content - 1.2%
Activision Blizzard, Inc.	107,227	$ 8,210,371

Telecommunications - 0.8%
AT&T, Inc.	244,764	4,985,843

Consumer Discretionary - 1.9%
Home Construction - 0.8%
Toll Brothers, Inc.	83,402	4,961,585

Retail - Discretionary - 1.1%
Home Depot, Inc. (The)	22,525	7,301,929

Consumer Staples - 1.5%
Household Products - 0.7%
Estee Lauder Companies, Inc. (The) - Class A	17,257	4,781,570

Retail - Consumer Staples - 0.8%
Walmart, Inc.	35,968	5,174,716

Energy - 3.1%
Oil & Gas Producers - 2.1%
Energy Transfer, L.P.	785,247	10,428,080
EOG Resources, Inc.	23,772	3,143,847
		13,571,927
Oil & Gas Services & Equipment - 0.7%
Baker Hughes Company	137,400	4,361,076

Renewable Energy - 0.3%
Atlantica Sustainable Infrastructure plc	87,181	2,390,503

Financials - 6.1%
Asset Management - 1.6%
Blackstone, Inc.	43,955	4,217,922
Charles Schwab Corporation (The)	77,301	5,984,643
		10,202,565

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.3% (Continued)	Shares	Value
Financials - 6.1% (Continued)
Banking - 2.4%
Bank of America Corporation	164,731	$ 5,844,656
JPMorgan Chase & Company	70,267	9,834,569
		15,679,225
Institutional Financial Services - 0.6%
Moelis & Company - Class A	87,038	4,069,027

Insurance - 0.8%
Progressive Corporation (The)	34,614	4,719,619

Specialty Finance - 0.7%
Annaly Capital Management, Inc.	198,517	4,659,194

Health Care - 4.8%
Biotech & Pharma - 3.6%
Amgen, Inc.	26,003	6,563,157
Bristol-Myers Squibb Company	140,189	10,184,731
Gilead Sciences, Inc.	72,997	6,127,368
		22,875,256
Medical Equipment & Devices - 1.2%
Becton, Dickinson and Company	15,406	3,885,701
Medtronic plc	47,633	3,986,406
		7,872,107
Industrials - 2.9%
Aerospace & Defense - 0.6%
Lockheed Martin Corporation	8,347	3,866,831

Diversified Industrials - 0.9%
Honeywell International, Inc.	27,460	5,724,861

Machinery - 0.7%
Deere & Company	10,827	4,578,089

Transportation & Logistics - 0.7%
Union Pacific Corporation	22,511	4,596,521

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.3% (Continued)	Shares	Value
Materials - 2.6%
Metals & Mining - 2.6%
Barrick Gold Corporation	356,034	$ 6,960,465
Freeport-McMoRan, Inc.	146,120	6,519,874
Newmont Corporation	60,128	3,182,575
		16,662,914
Real Estate - 1.1%
REITs - 1.1%
Simon Property Group, Inc.	33,716	4,331,157
VICI Properties, Inc.	85,701	2,929,260
		7,260,417
Technology - 5.3%
Semiconductors - 0.7%
ASML Holding N.V.	7,073	4,674,121

Software - 2.0%
Microsoft Corporation	52,643	13,045,462

Technology Hardware - 1.8%
Apple, Inc.	78,562	11,335,711

Technology Services - 0.8%
International Business Machines Corporation	37,583	5,063,558

Total Common Stocks (Cost $161,397,439)		$ 202,624,998

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
Global X Nasdaq 100 Covered Call ETF	338,438	$ 5,712,834
JPMorgan Nasdaq Equity Premium Income ETF	146,215	6,338,420
Total Exchange-Traded Funds (Cost $12,866,182)		$ 12,051,254

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 5.6%	Shares	Value
Communications - 1.2%
Telecommunications - 1.2%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A (d)	6,575	$ 7,930,371

Financials - 0.8%
Banking - 0.8%
Truist Financial Corporation, 7.871% - Series G (3MO LIBOR + 310.2) (b)	5,483,000	5,530,976

Health Care - 1.5%
Medical Equipment & Devices - 1.5%
Boston Scientific Corporation, 5.500% - Series A	82,775	9,447,111

Utilities - 2.1%
Electric Utilities - 2.1%
AES Corporation (The), 6.875%	60,310	6,021,350
American Electric Power Company, Inc., 6.125%	146,780	7,551,831
		13,573,181

Total Preferred Stocks (Cost $34,352,333)		$ 36,481,639

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 3.92% (e) (Cost $4,720,439)	4,720,439	$ 4,720,439

Investments at Value - 99.3% (Cost $625,325,122)		$ 642,005,620

Other Assets in Excess of Liabilities - 0.7%		4,351,825

Net Assets - 100.0%		$ 646,357,445

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $116,345,848 as of January 31, 2023, representing 18.0% of net assets.
AG	- Aktiengesellschaft
B.V.	- Besloten Vennootschap
LIBOR	- London Interbank Offered Rate
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
SOFR	- Secured Overnight Financing Rate
T-Note	- U.S. Treasury Note

(a)	Rate shown is the annualized yield at the time of purchases, not a coupon rate.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	Security has a perpetual maturity date.
(d)	Non-income producing security.
(e)	The rate shown is the 7-day effective yield as of January 31, 2023.

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 1.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 1.9%
U.S. Treasury Bonds	2.250%	02/15/52	$ 625,000	$ 465,772
U.S. Treasury Bonds	3.000%	08/15/52	1,751,000	1,537,323
Total U.S. Government & Agencies (Cost $2,064,448)				$ 2,003,095

CONVERTIBLE BONDS - 2.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.0%
Live Nation Entertainment, Inc., 144A	3.125%	01/15/29	$ 1,000,000	$ 1,072,500

Consumer Staples - 0.2%
Tilray, Inc.	5.000%	10/01/23	250,000	242,308

Real Estate - 0.9%
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	1,000,000	921,250

Total Convertible Bonds (Cost $2,277,231)				$ 2,236,058

CORPORATE BONDS - 72.9%	Coupon	Maturity	Par Value	Value
Communications - 8.9%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 360,000	$ 335,700
Charter Communications Operating, LLC	2.300%	02/01/32	1,400,000	1,076,182
CSC Holdings, LLC, 144A	6.500%	02/01/29	1,000,000	869,300
DISH DBS Corporation	5.875%	11/15/24	1,250,000	1,179,687
Entercom Media Corporation, 144A	6.500%	05/01/27	3,000,000	494,951
Liberty Media Corporation, 144A	2.750%	12/01/49	955,000	882,420
Lumen Technologies, Inc., Series P	7.600%	09/15/39	1,125,000	758,689
Magellanes, Inc., 144A	4.279%	03/15/32	600,000	531,853
Telesat Canada / Telesat, LLC, 144A	4.875%	06/01/27	1,500,000	734,685
T-Mobile USA, Inc.	2.550%	02/15/31	1,250,000	1,058,534
Vodafone Group plc	4.875%	06/19/49	500,000	448,292

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 72.9% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 8.9% (Continued)
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	$ 1,465,000	$ 1,161,760
				9,532,053
Consumer Discretionary - 8.3%
At Home Group, Inc., 144A	4.875%	07/15/28	1,250,000	900,000
Brunswick Corporation	2.400%	08/18/31	414,000	312,686
Cinemark USA, Inc., 144A	5.875%	03/15/26	1,000,000	897,975
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	652,581
Ford Motor Credit Company, LLC	4.271%	01/09/27	1,000,000	941,800
G-III Apparel Group Ltd., 144A	7.875%	08/15/25	1,250,000	1,187,198
Lowe's Companies, Inc.	5.625%	04/15/53	325,000	333,467
Nordstrom, Inc.	2.300%	04/08/24	325,000	308,464
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	922,200
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,070,000	1,128,711
Scientific Games International, Inc., 144A	8.625%	07/01/25	850,000	865,938
Thor Industries, Inc., 144A	4.000%	10/15/29	500,000	415,760
				8,866,780
Consumer Staples - 2.6%
B&G Foods, Inc.	5.250%	04/01/25	1,000,000	911,350
BAT Capital Corporation	7.750%	10/19/32	552,000	613,949
Vector Group Ltd., 144A	5.750%	02/01/29	1,000,000	862,503
Viterra Finance B.V., 144A	2.000%	04/21/26	428,000	376,772
				2,764,574
Energy - 8.2%
CNX Midstream Partners, L.P., 144A	4.750%	04/15/30	1,250,000	1,057,662
Crestwood Midstream Partners, L.P., 144A	6.000%	02/01/29	1,000,000	948,667
Energy Transfer, L.P.	5.550%	02/15/28	1,000,000	1,016,230
International Petroleum Corporation of Sweden	7.250%	02/01/27	700,000	651,252
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	500,000	496,250
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	1,100,000	1,038,931
Northern Oil and Gas, Inc., 144A	8.125%	03/01/28	1,100,000	1,095,966
Petróleos Mexicanos	6.700%	02/16/32	940,000	778,866
Summit Midstream Holdings, LLC, 144A	8.500%	10/15/26	1,250,000	1,217,188
TransCanada Trust	5.600%	03/07/82	478,000	427,810
				8,728,822

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 72.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.1%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	$ 650,000	$ 544,749
AerCap Ireland Capital Ltd.	3.850%	10/29/41	458,000	355,783
Aircastle Ltd., 144A	5.250%	08/11/25	435,000	424,931
Apollo Commercial Real Estate Finance, Inc.	5.375%	10/15/23	850,000	836,719
Apollo Commercial Real Estate Finance, Inc., 144A	4.625%	06/15/29	1,000,000	820,242
Ares Capital Corporation, 144A	3.875%	01/15/26	1,225,000	1,151,225
Bank of America Corporation (3MO LIBOR + 131) (a)	4.271%	07/23/29	605,000	583,731
Barclays plc	7.437%	11/02/33	810,000	910,372
Blackstone Private Credit Fund, 144A	7.050%	09/29/25	1,000,000	1,013,891
Chubb INA Holdings, Inc.	2.850%	12/15/51	500,000	359,059
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,423,000	1,280,387
Credit Suisse Group AG, 144A	6.537%	08/12/33	634,000	606,150
Discover Financial Services	6.700%	11/29/32	330,000	351,414
Hercules Capital, Inc.	2.625%	09/16/26	422,000	366,491
Icahn Enterprises, L.P./Icahn Enterprises Holdings, L.P.	5.250%	05/15/27	1,075,000	1,000,052
Jackson Financial, Inc.	4.000%	11/23/51	500,000	344,056
Lincoln National Corporation (b)	9.250%	12/31/49	320,000	353,600
Morgan Stanley (SOFR + 262)	5.297%	04/20/37	529,000	511,746
National Australia Bank Ltd., 144A	6.429%	01/12/33	485,000	502,876
NatWest Group plc	5.516%	09/30/28	800,000	813,761
Nomura Holdings, Inc.	2.329%	01/22/27	885,000	794,295
Owl Rock Capital Corporation	3.400%	07/15/26	1,250,000	1,127,059
Penske Truck Leasing Company, 144A	4.400%	07/01/27	500,000	486,844
Prospect Capital Corporation	3.364%	11/15/26	710,000	617,265
Protective Life Global Funding, 144A	5.366%	01/06/26	605,000	615,473
UBS Group AG, 144A (Yield of U.S. T-Note 0.625% 07/26 + 85) (a)	1.494%	08/10/27	610,000	536,437
Unum Group	4.125%	06/15/51	460,000	343,829
Westpac Banking Corporation	3.133%	11/18/41	850,000	605,136
				18,257,573
Health Care - 3.6%
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	1,112,000	770,772

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 72.9% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 3.6% (Continued)
CHS/Community Health Systems, Inc., 144A	5.250%	05/15/30	$ 600,000	$ 484,152
Flex Ltd.	6.000%	01/15/28	745,000	772,663
HCA, Inc., 144A	4.625%	03/15/52	550,000	459,990
Par Pharmaceutical, Inc., 144A	0.000%	04/01/27	750,000	586,882
Royalty Pharma plc	3.550%	09/02/50	1,000,000	700,702
				3,775,161
Industrials - 7.6%
American Airlines Pass Through Trust, Series 2021-1B	3.950%	07/11/30	568,225	477,864
Boeing Company (The)	5.805%	05/01/50	1,000,000	1,013,183
Bombardier, Inc.	7.125%	06/15/26	1,000,000	996,250
CoreCivic, Inc.	8.250%	04/15/26	1,000,000	1,022,231
Deluxe Corporation, 144A	8.000%	06/01/29	1,000,000	856,472
GEO Group, Inc. (The)	10.500%	06/30/28	1,000,000	1,022,912
Regal Rexnord Corporation, 144A	6.300%	02/15/30	1,000,000	1,017,489
Sempra Infrastructure, 144A	3.250%	01/15/32	658,000	546,527
Sotheby's, 144A	7.375%	10/15/27	1,225,000	1,183,779
				8,136,707
Materials - 0.7%
Axalta Coating Systems, LLC, 144A	4.750%	06/15/27	700,000	661,500
Mauser Packaging Solutions Holding Company, 144A	7.875%	08/15/26	100,000	100,875
				762,375
Real Estate - 6.5%
American Homes 4 Rent, L.P.	4.300%	04/15/52	900,000	724,851
American Tower Corporation	2.950%	01/15/51	225,000	146,957
Brixmor Operating Partnership, L.P.	4.050%	07/01/30	475,000	433,607
Host Hotels & Resorts, Inc.	3.500%	09/15/30	375,000	320,042
Iron Mountain, Inc., 144A	5.000%	07/15/28	1,020,000	937,874
MPT Operating Partnership, L.P.	4.625%	08/01/29	510,000	396,525
New Residential Investment Corporation, 144A	6.250%	10/15/25	1,000,000	931,250
Sabra Health Care, L.P.	3.200%	12/01/31	750,000	575,676
Service Properties Trust	7.500%	09/15/25	1,000,000	985,250
Simon Property Group, L.P.	2.650%	02/01/32	512,000	431,247
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	956,600

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 72.9% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 6.5% (Continued)
Vornado Realty, L.P.	3.400%	06/01/31	$ 181,000	$ 138,377
				6,978,256
Technology - 7.8%
Broadcom, Inc., 144A	3.500%	02/15/41	1,000,000	761,754
CommScope Finance, LLC, 144A	6.000%	03/01/26	940,000	904,092
Dell International, LLC	8.350%	07/15/46	800,000	962,461
DXC Technology Company	1.800%	09/15/26	420,000	370,917
NXP B.V.	2.500%	05/11/31	1,000,000	819,308
NXP USA, Inc.	5.000%	01/15/33	570,000	557,352
Oracle Corporation	2.950%	04/01/30	1,175,000	1,032,171
Oracle Corporation	6.250%	11/09/32	575,000	624,832
Oracle Corporation	6.900%	11/09/52	320,000	367,764
TIBCO Software, Inc., 144A	6.500%	03/31/29	1,125,000	987,344
VMware, Inc.	4.650%	05/15/27	957,000	946,116
				8,334,111
Utilities - 1.6%
Consolidated Edison Company, Inc.	3.850%	06/15/46	1,069,000	884,054
Pacific Gas and Electric Company	4.950%	07/01/50	1,000,000	830,094
				1,714,148

Total Corporate Bonds (Cost $86,062,920)				$ 77,850,560

FOREIGN GOVERNMENTS - 0.6%	Coupon	Maturity	Par Value	Value
Republic of South Africa Government (Cost $695,000)	5.875%	04/20/32	$ 695,000	$ 644,612

COMMON STOCKS - 20.0%			Shares	Value
Communications - 1.8%
Entertainment Content - 1.2%
Activision Blizzard, Inc.			16,148	$ 1,236,452

Telecommunications - 0.6%
AT&T, Inc.			31,677	645,261

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.0% (Continued)	Shares	Value
Consumer Discretionary - 1.4%
Retail - Discretionary - 1.4%
Home Depot, Inc. (The)	2,754	$ 892,764
TJX Companies, Inc. (The)	8,077	661,183
		1,553,947
Consumer Staples - 1.3%
Retail - Consumer Staples - 0.8%
Walmart, Inc.	6,017	865,666

Tobacco & Cannabis - 0.5%
Altria Group, Inc.	12,819	577,368

Energy - 2.3%
Oil & Gas Producers - 2.0%
Devon Energy Corporation	8,141	514,837
Energy Transfer, L.P.	36,128	479,780
Enterprise Products Partners, L.P.	21,344	546,406
EOG Resources, Inc.	4,131	546,325
		2,087,348
Renewable Energy - 0.3%
Atlantica Sustainable Infrastructure plc	11,942	327,449

Financials - 4.1%
Asset Management - 1.0%
Blackstone, Inc.	7,668	735,821
Charles Schwab Corporation (The)	4,814	372,700
		1,108,521
Banking - 2.2%
Bank of America Corporation	21,645	767,965
Sumitomo Mitsui Financial Group, Inc. - ADR	95,181	833,785
Truist Financial Corporation	14,923	737,047
		2,338,797
Institutional Financial Services - 0.5%
Moelis & Company - Class A	12,290	574,557

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.0% (Continued)	Shares	Value
Financials - 4.1% (Continued)
Specialty Finance - 0.4%
Annaly Capital Management, Inc.	17,376	$ 407,815

Health Care - 2.4%
Biotech & Pharma - 2.4%
Amgen, Inc.	3,311	835,696
Bristol-Myers Squibb Company	11,932	866,860
Gilead Sciences, Inc.	9,786	821,437
		2,523,993
Industrials - 0.7%
Aerospace & Defense - 0.7%
Moog, Inc. - Class A	7,873	750,454

Materials - 1.7%
Containers & Packaging - 0.3%
WestRock Company	8,148	319,728

Metals & Mining - 1.4%
Barrick Gold Corporation	24,261	474,302
Freeport-McMoRan, Inc.	9,414	420,053
Newmont Corporation	10,987	581,542
		1,475,897
Real Estate - 1.4%
REITs - 1.4%
National Retail Properties, Inc.	14,448	684,113
VICI Properties, Inc.	22,346	763,786
		1,447,899
Technology - 2.9%
Semiconductors - 0.5%
ASML Holding N.V.	820	541,889

Software - 1.0%
Microsoft Corporation	4,539	1,124,810

Technology Hardware - 1.4%
Apple, Inc.	6,959	1,004,114

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.0% (Continued)	Shares	Value
Technology - 2.9% (Continued)
Technology Hardware - 1.4% (Continued)
Cisco Systems, Inc.	9,709	$ 472,537
		1,476,651

Total Common Stocks (Cost $18,741,136)		$ 21,384,502

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF (Cost $1,133,009)	25,445	$ 1,103,041

PREFERRED STOCKS - 0.5%	Shares	Value
Communications - 0.5%
Telecommunications - 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A (c) (Cost $533,411)	465	$ 560,855

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 3.92% (d) (Cost $333,625)	333,625	$ 333,625

Investments at Value - 99.3% (Cost $111,840,780)		$ 106,116,348

Other Assets in Excess of Liabilities - 0.7%		739,135

Net Assets - 100.0%		$ 106,855,483

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $39,606,203 as of January 31, 2023, representing 37.1% of net assets.
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
B.V.	- Besloten Vennootschap
LIBOR	- London Interbank Offered Rate
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
SOFR	- Secured Overnight Financing Rate
T-Note	- U.S. Treasury Note

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity date.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of January 31, 2023.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

CONVERTIBLE BONDS - 70.3%	Coupon	Maturity	Par Value	Value
Communications - 4.6%
Airbnb, Inc. *	0.000%	03/15/26	$ 2,000,000	$ 1,717,000
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	2,500,000	2,610,000
Lyft, Inc.	1.500%	05/15/25	2,000,000	1,832,000
				6,159,000
Consumer Discretionary - 8.8%
Burlington Stores, Inc. *	2.250%	04/15/25	3,000,000	3,716,250
Chegg, Inc.	0.125%	03/15/25	1,500,000	1,319,250
Cinemark Holdings, Inc.	4.500%	08/15/25	1,000,000	1,123,800
Ford Motor Company	0.000%	03/15/26	4,000,000	4,060,000
Huazhu Group Ltd.	3.000%	05/01/26	785,000	1,047,975
Live Nation Entertainment, Inc., 144A	3.125%	01/15/29	500,000	536,250
				11,803,525
Consumer Staples - 5.9%
MGP Ingredients, Inc.	1.875%	11/15/41	3,000,000	3,541,800
Post Holdings, Inc., 144A	2.500%	08/15/27	2,000,000	2,176,600
Tilray, Inc. *	5.000%	10/01/23	2,275,000	2,204,999
				7,923,399
Financials - 2.9%
Avolon Holdings Funding Ltd., 144A	4.250%	04/15/26	250,000	237,143
KKR Group Finance Company X, LLC, 144A	3.250%	12/15/51	500,000	336,280
KKR Real Estate Finance Trust, Inc.	6.125%	05/15/23	3,250,000	3,256,094
				3,829,517
Health Care - 10.0%
Alnylam Pharmaceuticals, Inc., 144A	1.000%	09/15/27	3,000,000	3,198,900
Halozyme Therapeutics, Inc., 144A	1.000%	08/15/28	2,250,000	2,498,906
Jazz Investments I Ltd.	2.000%	06/15/26	1,000,000	1,173,750
Ligand Pharmaceuticals, Inc. *	0.750%	05/15/23	4,000,000	3,895,000
NuVasive, Inc.	0.375%	03/15/25	3,000,000	2,677,500
				13,444,056
Industrials - 6.0%
American Airlines Group, Inc. *	6.500%	07/01/25	2,500,000	3,062,500
Axon Enterprise, Inc., 144A	0.500%	12/15/27	1,000,000	1,074,000
Camtek Ltd., 144A	0.000%	12/01/26	1,400,000	1,103,200

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 70.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 6.0% (Continued)
SFL Corporation Ltd.	4.875%	05/01/23	$ 2,838,000	$ 2,805,363
				8,045,063
Real Estate - 4.3%
DigitalBridge Group, Inc.	5.000%	04/15/23	3,709,000	3,674,228
Integra LifeSciences Holdings Corporation	0.500%	08/15/25	1,000,000	977,000
Marriott Vacations Worldwide Corporation, 144A	3.250%	12/15/27	1,000,000	1,077,500
				5,728,728
Technology - 26.0%
Bentley Systems, Inc.	0.125%	01/15/26	2,400,000	2,217,600
Bill.com Holdings, Inc.	0.000%	04/01/27	2,391,000	1,917,582
Coupa Software, Inc.	0.125%	06/15/25	3,000,000	2,925,000
Dropbox, Inc.	0.000%	03/01/28	1,500,000	1,362,000
Envestnet, Inc., 144A	2.625%	12/01/27	500,000	558,750
Lumentum Holdings, Inc.	2.000%	02/15/25	2,000,000	2,059,000
Lumentum Holdings, Inc., 144A	0.500%	06/15/28	3,000,000	2,409,300
NextGen Healthcare, Inc., 144A	3.750%	11/15/27	500,000	521,250
ON Semiconductor Corporation	0.000%	05/01/27	2,500,000	3,748,750
Splunk, Inc. *	1.125%	06/15/27	4,500,000	3,872,699
Vishay Intertechnology, Inc.	2.250%	06/15/25	3,000,000	2,988,900
Wolfspeed, Inc.	0.250%	02/15/28	3,000,000	2,737,500
Wolfspeed, Inc., 144A	1.875%	12/01/29	1,000,000	971,122
Workiva, Inc.	1.125%	08/15/26	3,000,000	3,777,000
Ziff Davis, Inc., 144A *	1.750%	11/01/26	2,500,000	2,640,000
				34,706,453
Utilities - 1.8%
Ormat Technologies, Inc.	2.500%	07/15/27	2,000,000	2,434,000

Total Convertible Bonds (Cost $91,680,306)				$ 94,073,741

CORPORATE BONDS - 27.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.3%
Ford Motor Credit Company, LLC *	6.950%	03/06/26	$ 1,000,000	$ 1,022,890
Royal Caribbean Cruises Ltd., 144A	6.000%	08/15/25	1,500,000	2,289,750

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.3% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.3% (Continued)
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	$ 1,070,000	$ 1,128,711
				4,441,351
Consumer Staples - 0.6%
Vector Group Ltd., 144A *	5.750%	02/01/29	1,000,000	862,503

Energy - 2.0%
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	1,225,000	1,156,991
Phillips 66 *	0.900%	02/15/24	500,000	479,266
Yum! Brands, Inc.	3.875%	11/01/23	1,000,000	990,190
				2,626,447
Financials - 8.4%
Aircastle Ltd., 144A	5.250%	08/11/25	1,200,000	1,172,223
Apollo Commercial Real Estate Finance, Inc.	5.375%	10/15/23	3,000,000	2,953,125
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,000,000	899,780
Corebridge Financial, Inc., 144A	3.500%	04/04/25	1,200,000	1,159,194
Mitsubishi UFJ Financial Group	4.788%	07/18/25	1,100,000	1,092,575
PennyMac Mortgage Investment Trust *	5.500%	11/01/24	3,250,000	3,006,251
Royal Bank of Canada	1.600%	01/21/25	1,000,000	942,784
				11,225,932
Industrials - 2.9%
Alarm.com Holdings, Inc.	0.000%	01/15/26	3,500,000	2,933,350
Triton Container International Ltd., 144A	0.800%	08/01/23	1,000,000	971,577
				3,904,927
Materials - 0.8%
Celanese US Holdings, LLC	5.900%	07/05/24	1,000,000	1,005,435

Real Estate - 1.3%
Iron Mountain, Inc., 144A	5.000%	07/15/28	1,000,000	919,485
VICI Properties Inc., 144A	5.625%	05/01/24	750,000	748,241
				1,667,726
Technology - 5.7%
Dell International, LLC / EMC Corporation *	6.020%	06/15/26	750,000	770,512
Micron Technology, Inc.	2.703%	04/15/32	60,000	47,796
MongoDB, Inc.	0.250%	01/15/26	2,855,000	3,497,375
TIBCO Software, Inc., 144A	6.500%	03/31/29	825,000	724,052

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.3% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 5.7% (Continued)
Progress Software Corporation	1.000%	04/15/26	$ 2,500,000	$ 2,620,000
				7,659,735
Utilities - 2.3%
American Electric Power	0.750%	11/01/23	2,750,000	2,663,246
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	398,782
				3,062,028

Total Corporate Bonds (Cost $36,177,251)				$ 36,456,084

FOREIGN GOVERNMENTS - 0.3%	Coupon	Maturity	Par Value	Value
Mexico Government International Bond	5.400%	02/09/28	$ 200,000	$ 205,327
Mexico Government International Bond	3.771%	05/24/61	235,000	158,914
Total Foreign Governments (Cost $434,603)				$ 364,241

PURCHASED OPTION CONTRACTS - 0.0% (a)	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 0.0% (a)
S&P Dow Jones Index, 03/31/23 (Cost $95,990)	$ 3,700 .00	10	$4,076,600	$ 27,580

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 3.92% (b) (Cost $1,494,423)	1,494,423	$ 1,494,423

Investments at Value - 99.0% (Cost $129,882,573)		$ 132,416,069

Other Assets in Excess of Liabilities - 1.0%		1,274,021

Net Assets - 100.0%		$ 133,690,090

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $33,981,708 as of January 31, 2023, representing 25.4% of net assets.

*	All or part of this security has been pledged as collateral for derivative instruments held by the Fund.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of January 31, 2023.

The average monthly notional value of purchased option contracts during the three months ended January 31, 2023 was $5,358,773.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

A list of open OTC swap agreements as of January 31, 2023, is as follows:

Total Return Swap Agreements

Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
Short Positions
(1,750)	Airbnb, Inc.	$ (177,223)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	$ (16,985)
(8,400)	Alarm.com Holdings, Inc.	(438,480)	4.07% OBFR 4.32% minus 32bp	5/17/2023	BNP Paribas	(11,165)
(7,300)	Alnylam Pharmaceuticals, Inc.	(1,706,229)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	55,767
(106,500)	American Airlines Group, Inc.	(1,819,020)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	102,621
(3,100)	Ascendis Pharma A/S	(370,915)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(13,242)
(2,800)	Axon Enterprise, Inc.	(516,516)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(30,032)
(18,300)	Bentley Systems, Inc.	(697,962)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(15,729)
(1,100)	Bill.com Holdings, Inc.	(117,205)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(9,822)
(9,000)	Burlington Stores, Inc.	(2,065,140)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(597)
(10,800)	Camtek Ltd.	(279,829)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(493)
(7,700)	Chegg, Inc.	(188,188)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	28,585
(48,800)	Cinemark Holdings, Inc.	(541,192)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(40,762)
(25,500)	Dropbox, Inc.	(580,125)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(11,472)
(4,800)	Envestnet, Inc.	(317,520)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	5,940
(137,300)	Ford Motor Company	(1,741,286)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(111,332)
(29,900)	Halozyme Therapeutics, Inc.	(1,525,498)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(20,406)
(12,600)	Huazhu Group Ltd.	(571,914)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(25,577)
(5,400)	Integra Lifesciences Holdings Corporation	(304,884)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(3,116)
(4,300)	Jazz Pharmaceuticals plc	(669,854)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(2,897)
(17,400)	Liberty Media Corporation - Liberty Formula One	(1,149,270)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(81,129)
(10,600)	Live Nation Entertainment, Inc.	(806,872)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(45,254)
(10,300)	Lumentum Holdings, Inc.	(599,563)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(19,498)
(16,700)	Lyft, Inc.	(239,645)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(31,413)
(2,900)	Marriott Vacations Worldwide Corporation	(441,003)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(22,529)
(22,900)	MGP Ingredients, Inc.	(2,194,396)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(36,484)
(8,800)	MongoDB, Inc.	(1,784,992)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(97,694)
(9,700)	NextGen Healthcare, Inc.	(175,958)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(8,303)
(8,000)	NuVasive, Inc.	(353,280)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(11,052)
(35,000)	ON Semiconductor Corporation	(2,314,521)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(253,167)
(16,600)	Ormat Technologies, Inc.	(1,508,940)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(25,393)
(12,800)	Post Holdings, Inc.	(1,215,232)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	1,480

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swap Agreements (Continued)

Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
(29,700)	Progress Software Corporation	$(1,585,516)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	$ 12,326
(24,600)	Royal Caribbean Cruises Ltd.	(1,578,336)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(17,099)
(5,900)	Splunk, Inc.	(529,289)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(35,054)
(43,600)	Vishay Intertechnology, Inc.	(996,560)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(125)
(21,500)	Wolfspeed, Inc.	(1,738,103)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	84,689
(26,100)	Workiva, Inc.	(2,292,362)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	36,964
(15,400)	Ziff Davis, Inc.	(1,270,654)	3.97% OBFR 4.32% minus 35bp	5/17/2023	BNP Paribas	(105,656)
Total Short Positions						$ (775,105)

Par Value	Reference Entity	Notional Amount	Interest Rate Payable (a)	Termination Date	Counterparty	Net Unrealized Depreciation
Long Positions

2,002,000	Integra Lifesciences Holdings Corporation	$ 1,961,986	5.42% OBFR 4.32% minus 10bp	5/17/2023	BNP Paribas	$ (4,962)

			Unrealized appreciation on swap agreements			$ 328,372
			Unrealized depreciaton on swap agreements			(1,108,439)
			Net unrealized depreciation on swap agreements			$ (780,067)

OBFR - Overnight Bank Funding Rate

OTC - Over the Counter

(a)	Payment frequency is monthly.

The average monthly notional value for Swap Agreements - appreciation during the three months ended January 31, 2023 was $1,941,806.

The average monthly notional value for Swap Agreements - depreciation during the three months ended January 31, 2023 was $(38,530,918).

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2023 (Unaudited)
A list of the open futures contracts held by the Fund at January 31, 2023, is as follows:
FUTURES CONTRACTS SOLD SHORT ^	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Futures
10-Year U.S. Treasury Note Future	2	03/22/23	$ 229,032	$ (3,344)
5-Year U.S. Treasury Note Future	2	03/31/23	218,484	(2,421)
U.S. Treasury Long Bond Future	4	03/22/23	519,500	(15,813)
Total Futures Contracts Sold Short			$ 967,016	$ (21,578)

^ Cash has been pledged as collateral for futures contracts held by the Fund.

The average monthly notional value of futures sold short during the three months ended January 31, 2023 was $953,662.

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communications - 3.1%
Internet Media & Services - 0.5%
HealthStream, Inc. (a)	4,696	$ 113,549

Publishing & Broadcasting - 2.6%
Gray Television, Inc.	39,694	514,434
John Wiley & Sons, Inc. - Class A	2,612	119,630
		634,064
Consumer Discretionary - 12.1%
Consumer Services - 1.7%
Medifast, Inc.	3,701	412,477

Home & Office Products - 0.5%
HNI Corporation	3,674	116,723

Home Construction - 5.2%
Cavco Industries, Inc. (a)	1,942	516,766
Green Brick Partners, Inc. (a)	4,144	129,293
Interface, Inc.	10,147	115,473
JELD-WEN Holdings, Inc. (a)	9,804	124,021
MDC Holdings, Inc.	3,199	120,794
Patrick Industries, Inc.	1,714	121,642
Taylor Morrison Home Corporation (a)	3,426	122,651
		1,250,640
Leisure Facilities & Services - 2.4%
Cracker Barrel Old Country Store, Inc.	1,103	123,073
Ruth's Hospitality Group, Inc.	26,019	450,389
		573,462
Leisure Products - 1.0%
LCI Industries	1,035	116,147
Sturm, Ruger & Company, Inc.	2,073	117,954
		234,101
Retail - Discretionary - 0.7%
Buckle, Inc. (The)	3,654	160,776

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Wholesale - Discretionary - 0.6%
ePlus, Inc. (a)	2,845	$ 141,624

Consumer Staples - 2.3%
Food - 0.5%
Phibro Animal Health Corporation - Class A	7,694	118,487

Retail - Consumer Staples - 0.5%
Natural Grocers by Vitamin Cottage, Inc.	11,345	112,656

Tobacco & Cannabis - 0.8%
Turning Point Brands, Inc.	8,906	206,708

Wholesale - Consumer Staples - 0.5%
United Natural Foods, Inc. (a)	2,785	115,912

Energy - 6.7%
Oil & Gas Producers - 4.2%
Berry Corporation	13,217	121,597
Callon Petroleum Company (a)	2,872	122,204
Chord Energy Corporation	840	120,397
CNX Resources Corporation (a)	6,772	113,296
Riley Exploration Permian, Inc.	13,023	432,233
SM Energy Company	3,420	112,415
		1,022,142
Oil & Gas Services & Equipment - 2.5%
ChampionX Corporation	17,924	591,850

Financials - 3.0%
Asset Management - 1.0%
OmniAb, Inc. (a)	870	3,602
OmniAb, Inc. (a)	870	3,602
Victory Capital Holdings, Inc. - Class A	3,851	114,144
Virtus Investment Partners, Inc.	530	113,886
		235,234

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 3.0% (Continued)
Banking - 1.5%
Veritex Holdings, Inc.	3,940	$ 110,911
West BanCorp, Inc. (a)	11,901	260,632
		371,543
Specialty Finance - 0.5%
Investors Title Company	731	118,422

Health Care - 19.0%
Biotech & Pharma - 4.8%
AbCellera Biologics, Inc. (a)	11,177	117,694
Crinetics Pharmaceuticals, Inc. (a)	23,955	469,758
Enanta Pharmaceuticals, Inc. (a)	2,171	115,888
Ligand Pharmaceuticals, Inc. (a)	6,482	451,795
		1,155,135
Health Care Facilities & Services - 6.9%
Agiliti, Inc. (a)	29,398	542,393
Ensign Group, Inc. (The)	1,161	108,263
Patterson Companies, Inc.	3,989	120,428
Progyny, Inc. (a)	15,073	518,360
RadNet, Inc. (a)	5,798	122,048
Select Medical Holdings Corporation	4,036	117,327
U.S. Physical Therapy, Inc.	1,281	127,011
		1,655,830
Medical Equipment & Devices - 7.3%
Atrion Corporation	182	125,089
CareDx, Inc. (a)	30,356	453,519
iRadimed Corporation	15,002	561,075
LeMaitre Vascular, Inc.	2,467	116,393
Nano-X Imaging Ltd. (a)	12,938	119,288
NuVasive, Inc. (a)	2,581	117,694
Quanterix Corporation (a)	8,711	123,086
Utah Medical Products, Inc.	1,247	114,886
		1,731,030

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 15.3%
Aerospace & Defense - 0.5%
Moog, Inc. - Class A	1,237	$ 117,911

Commercial Support Services - 3.9%
Brady Corporation - Class A	2,269	121,323
CRA International, Inc.	3,850	457,534
Healthcare Services Group, Inc.	8,433	113,593
Korn Ferry	4,579	247,220
		939,670
Electrical Equipment - 1.2%
Belden, Inc.	1,673	135,664
OSI Systems, Inc. (a)	1,565	148,221
		283,885
Engineering & Construction - 3.8%
EMCOR Group, Inc.	750	111,188
Installed Building Products, Inc.	4,994	549,789
Primoris Services Corporation	4,614	122,732
Sterling Infrastructure, Inc. (a)	3,423	124,563
		908,272
Industrial Support Services - 0.5%
Global Industrial Company	4,455	117,122

Machinery - 4.4%
Helios Technologies, Inc.	8,230	543,180
Kadant, Inc.	2,560	521,651
		1,064,831
Transportation & Logistics - 1.0%
Universal Logistics Holdings, Inc.	3,187	114,477
Werner Enterprises, Inc.	2,607	122,451
		236,928
Materials - 6.7%
Chemicals - 1.1%
AdvanSix, Inc.	2,650	114,586
Stepan Company	1,281	140,705
		255,291

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 6.7% (Continued)
Construction Materials - 2.4%
Simpson Manufacturing Company, Inc.	5,429	$ 581,500

Containers & Packaging - 0.5%
Greif, Inc. - Class B	1,393	114,783

Metals & Mining - 0.5%
Kaiser Aluminum Corporation	1,286	112,551

Steel - 2.2%
Ryerson Holding Corporation	13,864	529,189

Real Estate - 6.7%
Real Estate Owners & Developers - 2.1%
McGrath RentCorp	4,996	497,302

REITs - 4.6%
Community Healthcare Trust, Inc.	11,868	508,900
Four Corners Property Trust, Inc.	4,010	115,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,283	490,275
		1,114,503
Technology - 20.6%
Semiconductors - 7.5%
ACM Research, Inc. - Class A (a)	44,903	560,838
FormFactor, Inc. (a)	20,113	565,980
Photronics, Inc. (a)	7,410	134,269
Power Integrations, Inc.	4,561	392,657
Ultra Clean Holdings, Inc. (a)	4,151	139,681
		1,793,425
Software - 8.5%
ACI Worldwide, Inc. (a)	5,004	139,762
American Software, Inc. - Class A	3,780	57,494
C3.ai, Inc. - Class A (a)	11,205	222,419
Digital Turbine, Inc. (a)	30,256	525,244
EngageSmart, Inc. (a)	26,140	514,958
NextGen Healthcare, Inc. (a)	15,958	303,521

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Technology - 20.6% (Continued)
Software - 8.5% (Continued)
Progress Software Corporation	2,524	$ 133,873
Sapiens International Corporation N.V.	6,387	144,729
		2,042,000
Technology Services - 4.6%
Cass Information Systems, Inc.	2,764	134,220
EVERTEC, Inc.	14,883	549,778
Insight Enterprises, Inc. (a)	1,221	137,631
Maximus, Inc.	1,834	137,275
TTEC Holdings, Inc.	2,819	143,318
		1,102,222
Utilities - 2.2%
Electric Utilities - 0.5%
Otter Tail Corporation	1,808	115,983

Gas & Water Utilities - 1.7%
Chesapeake Utilities Corporation	3,227	406,860

Total Common Stocks (Cost $21,706,971)		$ 23,406,593

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b) (Cost $543,529)	543,529	$ 543,529

Investments at Value - 100.0% (Cost $22,250,500)		$ 23,950,122

Other Assets in Excess of Liabilities - 0.0% (c)		8,944

Net Assets - 100.0%		$ 23,959,066

N.V.	- Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2023.
(c)	Percentage rounds to less than 0.1%.